SUPPLEMENTAL CASH FLOW INFORMATION - Other Items (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 04, 2020	Jul. 06, 2019	Jul. 04, 2020	Jul. 06, 2019
Cash Flow Statement [Abstract]
Stock-based compensation	$ 3	$ 1	$ 3	$ 2
Pension funding (greater) less than expense	(1)	(1)	(1)	(2)
Cash interest paid less than interest expense	0	(8)	(1)	1
Amortization of debt issue costs	1	0	1	1
Unrealized loss on outstanding currency forwards	0	(3)	0	0
Unrealized foreign exchange loss on translation of monetary balances	1	0	6	4
Other	0	0	0	1
Other items	$ 4	$ (11)	$ 8	$ 7